Note 3 - Marketable Debt Securities: Held-to-maturity Securities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Held to Maturity, at amortized cost	$ 29,777,456	$ 33,237,199
US States and Political Subdivisions Debt Securities
Held to Maturity, at amortized cost	29,777,456	33,237,199
Held-to-maturity Securities, Unrecognized Holding Gain	562,993	1,212,823
Held-to-maturity Securities, Unrecognized Holding Loss	(170,575)	(43,744)
Held-to-maturity Securities, Fair Value	$ 30,169,874	$ 34,406,278